Condensed Consolidated Statements of Comprehensive Loss - USD ($)	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Expenses
Research and development expenses	$ (7,247,000)	$ (15,740,000)
Administrative expenses	(14,122,000)	(22,315,000)
Total expenses	(21,369,000)	(38,055,000)
Loss from operations	(21,369,000)	(38,055,000)
Interest income	5,819,000	5,289,000
Other income (expense), net	68,000	(5,048,000)
Equity in loss of affiliates		(1,038,000)
Loss from continuing operations before income tax expense	(15,482,000)	(38,852,000)
Income tax expense	0	0
Loss from continuing operations	(15,482,000)	(38,852,000)
Discontinued operations:
Loss from operations of discontinued operations		(6,898,000)
Gain on sale of discontinued operations		34,364,000
Gain from discontinued operations		27,466,000
Net loss	(15,482,000)	(11,386,000)
Other comprehensive income (loss):
Unrealized gain on available-for-sale debt securities, net of tax	9,498,000	350,000
Foreign currency translation adjustments, net of tax	6,000	1,821,000
Total comprehensive loss	$ (5,978,000)	$ (9,215,000)
Weighted-average number of ordinary shares used in calculating net income (loss) per share - basic	205,089,317	186,485,236
Weighted-average number of ordinary shares used in calculating net income (loss) per share - diluted	205,089,317	186,485,236
Net loss from continuing operations per share - basic	$ (0.08)	$ (0.21)
Net loss from continuing operations per share - diluted	(0.08)	(0.21)
Gain from discontinued operations per share - basic		0.15
Gain from discontinued operations per share - diluted		0.15
Net loss per share - basic	(0.08)	(0.06)
Net loss per share - diluted	(0.08)	(0.06)
ADS
Other comprehensive income (loss):
Net loss from continuing operations per share - basic	(0.17)	(0.48)
Net loss from continuing operations per share - diluted	(0.17)	(0.48)
Gain from discontinued operations per share - basic		0.34
Gain from discontinued operations per share - diluted		0.34
Net loss per share - basic	(0.17)	(0.14)
Net loss per share - diluted	$ (0.17)	$ (0.14)